Accrued Liabilities - Summary of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued payroll and related expenses	$ 526	$ 1,643	$ 1,189
Accrued restructuring cost	96	516
Accrued research and development expenses	627	3,171	1,028
Other	106	153	510
Total accrued liabilities	$ 1,355	$ 5,483	$ 2,727